Subsequent Events (Details) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 31, 2024	Apr. 30, 2024	Feb. 28, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Nov. 30, 2024	Nov. 06, 2024
Subsequent Event [Line Items]
Amount from related party					$ 250,000
Company issued shares				600,000
Bid Price Notice [Member]
Subsequent Event [Line Items]
Bid price per share					$ 1
Forecast [Member]
Subsequent Event [Line Items]
Company issued shares	464,801
Subsequent Event [Member] | Bid Price Notice [Member]
Subsequent Event [Line Items]
Bid price per share									$ 1
BOLT THREADS, INC. [Member]
Subsequent Event [Line Items]
Shares reduced							2,296,975
Sponsor shares							656,499
Company issued shares				600,000
Total gross proceed							$ 18.94618
BOLT THREADS, INC. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount			$ 4,900,000
Amount from related party			$ 1,400,000
Forecast [Member]
Subsequent Event [Line Items]
Total gross proceed	$ 4,600,000
Forecast [Member] | Minimum [Member]
Subsequent Event [Line Items]
Bid price								$ 1
Forecast [Member] | Maximum [Member]
Subsequent Event [Line Items]
Bid price								$ 1
Forecast [Member] | BOLT THREADS, INC. [Member]
Subsequent Event [Line Items]
Prepay an aggregate principal amount		$ 250,000